LINE OF CREDIT (Tables)	12 Months Ended
Dec. 31, 2014
LINE OF CREDIT [Abstract]
Schedule of Deferred Costs
Balance at January 1, 2014	$53,490
Add: financing fees paid	54,167
Less: amortization of deferred financing costs	(107,657)
-
Less: current maturities	-
Long-term deferred financing costs	$-